LEASES - Operating and finance leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 65,489	$ 9,495	¥ 62,515
Operating lease liabilities - non-current	339,885	49,279	385,420
Total lease liabilities	405,374		447,935
Operating lease right-of-use assets, net	396,966	57,555	438,271
Financing leases:
Financing lease liabilities - current	168,381	24,413	194,939
Financing lease liabilities - non-current	69,881	10,131	236,374
Total lease liabilities	238,262		431,313
Financing lease right-of-use assets, net	¥ 558,407	$ 80,961	¥ 628,592